DEPOSITS - Summary of interest expense on deposits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Passbook savings and money market demand deposits	$ 428	$ 659	$ 512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854
Interest expense on deposits, total	$ 4,684	$ 4,858	$ 3,435